Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Treasury ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.38%, 08/15/24 - 09/15/24 ........... USD 359,791 $ 358,255,381
2.38%, 08/15/24 .................. 159,442 159,253,509
3.25%, 08/31/24
(a)
................. 201,534 201,124,434
1.50%, 09/30/24 - 10/31/24 ........... 242,072 240,365,530
2.13%, 09/30/24 .................. 58,213 57,899,665
4.25%, 09/30/24
(a)
................. 125,856 125,595,140
0.63%, 10/15/24 .................. 142,008 140,660,330
2.25%, 10/31/24
(a)
................. 58,213 57,768,117
4.38%, 10/31/24 .................. 132,889 132,565,183
0.75%, 11/15/24
(a)
................. 170,396 168,203,482
2.25%, 11/15/24 .................. 87,236 86,479,786
1.50%, 11/30/24
(a)
................. 176,631 174,455,148
4.50%, 11/30/24
(a)
................. 220,924 220,397,879
1.00%, 12/15/24
(a)
................. 71,969 70,877,559
Total Long-Term Investments — 81.6%
(Cost: $2,195,658,079) ............................ 2,193,901,143
Shares
Shares
Short-Term Securities
Money Market Funds — 48.8%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%
(b)(c)(d)
................ 1,313,331,427 1,313,331,427
Total Money Market Funds — 48.8%
(Cost: $1,313,331,427) ............................ 1,313,331,427
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 17.2%
U.S. Treasury Bills , 5.09%,  12/12/24
(e)
...... USD 470,000 $ 461,383,749
Total U.S. Treasury Obligations — 17.2%
(Cost: $461,439,603) .............................. 461,383,749
Total Short-Term Securities — 66.0%
(Cost: $1,774,771,030) ............................ 1,774,715,176
Total Investments — 147.6%
(Cost: $3,970,429,109 ) ............................ 3,968,616,319
Liabilities in Excess of Other Assets — (47.6)% ............ (1,279,652,148)
Net Assets — 100.0% ...............................
$ 2,688,964,171
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
(e)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 123,870,000 $ 1,189,461,427
(a)
$ — $ — $ — $ 1,313,331,427 1,313,331,427 $ 5,050,344
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Treasury ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,193,901,143 $ — $ 2,193,901,143
Short-Term Securities
Money Market Funds ...................................... 1,313,331,427 — — 1,313,331,427
U.S. Treasury Obligations ................................... — 461,383,749 — 461,383,749
$ 1,313,331,427 $ 2,655,284,892 $ — $ 3,968,616,319
Currency Abbreviation
USD United States Dollar